Fees Summary	Dec. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 55,405,000.00
Previously Paid Amount	0.00
Total Fee Amount	7,651.43
Total Offset Amount	0.00
Net Fee	7,651.43
Narrative - Max Aggregate Offering Price	$ 55,405,000.00
Final Prospectus	true